Credit Losses Recognized in Net Income (Loss) on Debt Securities (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Adoption of new accounting guidance related to securitization entities					$ 15
Debt Securities
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Cumulative credit losses, beginning balance	387	646	646	784	1,059
Other-than-temporary impairments not previously recognized	2	2	16	39	63
Increases related to other-than-temporary impairments previously recognized	4	13	55	82	117
Securities sold, paid down or disposed	(142)	(51)	(330)	(259)	(419)
Cumulative credit losses, ending balance	251	610	387	646	784
Debt Securities | Securitization Entities
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Adoption of new accounting guidance related to securitization entities			$ 0	$ 0	$ (36)